LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Severance pay funds, net	$ 13,317	$ 9,909
Long-term interest bearing bank deposit	12,500	12,500
Others	256	3,215
Long-term investments, total	$ 26,073	$ 25,624